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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
"                        Washington, D.C. 20549"

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		"December 31, 2006"

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

"One Financial Plaza, Suite 1700  Hartford    CT     06103"
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28- 12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the
"report is authorized to submit it, that all information contained herein" "is true, correct and complete, and that it is understood that all"
"required items, statements, schedules, and tables, are considered    "
integral parts of this form.

"Name, Title and Telephone Number of Person Submitting Report:"

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


"Signature, Place and Date of Signing:"

/s/
------------------------------------
"One Financial Plaza, Suite 1700"
"Hartford, CT 06103"
"February 14, 2007"

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           	37

Form 13F Table Value Total:  	" 455,738 "
                                            (thousands)
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
Name of Issuer	Title of Class	CUSIP	Value	Shares	Inv.	Other	Voting Authority
			x1000		Discretion	Managers	Sole	Shared	None

AMB Property Corp	COM	00163T109	" 3,470 "	" 59,213 "	SOLE	N/A	" 47,334 "	0	" 11,879 "
Archstone-Smith Trust	COM	039583109	" 19,388 "	" 333,076 "	SOLE	N/A	" 287,899 "	0	" 45,177 "
AvalonBay Communities	COM	053484101	" 16,272 "	" 125,118 "	SOLE	N/A	" 108,147 "	0	" 16,971 "
BioMed Realty Trust	COM	09063H107	" 9,626 "	" 336,567 "	SOLE	N/A	" 303,648 "	0	" 32,919 "
Boston Properties	COM	101121101	" 23,735 "	" 212,143 "	SOLE	N/A	" 184,763 "	0	" 27,380 "
BRE Properties	CL A	05564E106	" 5,668 "	" 87,172 "	SOLE	N/A	" 72,666 "	0	" 14,506 "
Brookfield Properties	COM	112900105	" 6,120 "	" 155,618 "	SOLE	N/A	" 129,904 "	0	" 25,714 "
Corporate Office	SH BEN INT	22002T108	" 6,902 "	" 136,763 "	SOLE	N/A	" 114,133 "	0	" 22,630 "
DCT Industrial Trust Inc	COM	233153105	" 2,127 "	" 180,264 "	SOLE	N/A	" 154,848 "	0	" 25,416 "
Developers Diversified	COM	251591103	" 23,451 "	" 372,529 "	SOLE	N/A	" 322,044 "	0	" 50,485 "
Douglas Emmett 	COM	25960P109	" 7,206 "	" 271,012 "	SOLE	N/A	" 233,855 "	0	" 37,157 "
Equity Office Property 	COM	294741103	" 29,778 "	" 618,191 "	SOLE	N/A	" 534,853 "	0	" 83,338 "
Equity Residential	SH BEN INT	29476L107	" 17,816 "	" 351,060 "	SOLE	N/A	" 303,202 "	0	" 47,858 "
Extra Space Storage	COM	30225T102	" 5,580 "	" 305,600 "	SOLE	N/A	" 262,900 "	0	" 42,700 "
First Potomac	COM	33610F109	" 6,672 "	" 229,215 "	SOLE	N/A	" 199,972 "	0	" 29,243 "
General Growth Properties	COM	370021107	" 24,294 "	" 465,136 "	SOLE	N/A	" 402,503 "	0	" 62,633 "
Health Care REIT	COM	42217K106	" 5,975 "	" 138,895 "	SOLE	N/A	" 116,895 "	0	" 22,000 "
Host Hotels & Resorts Inc	COM	44107P104	" 12,926 "	" 526,501 "	SOLE	N/A	" 465,938 "	0	" 60,563 "
Kilroy Realty Co	COM	49427F108	" 2,202 "	" 28,237 "	SOLE	N/A	" 24,557 "	0	" 3,680 "
Kimco Realty Corp	COM	49446R109	" 14,111 "	" 313,935 "	SOLE	N/A	" 271,597 "	0	" 42,338 "
Maguire Prop	COM	559775101	" 2,510 "	" 62,752 "	SOLE	N/A	" 54,590 "	0	" 8,162 "
Nationwide Health Property	COM	638620104	" 8,712 "	" 288,275 "	SOLE	N/A	" 248,907 "	0	" 39,368 "
Northstar Realty Finance	COM	66704R100	" 6,900 "	" 416,409 "	SOLE	N/A	" 360,695 "	0	" 55,714 "
Pennsylvania REIT	SH BEN INT	709102107	" 5,571 "	" 141,466 "	SOLE	N/A	" 122,514 "	0	" 18,952 "
Prologis Trust	SH BEN INT	743410102	" 18,459 "	" 303,757 "	SOLE	N/A	" 262,636 "	0	" 41,121 "
Public Storage Inc	COM	74460D109	" 14,500 "	" 148,721 "	SOLE	N/A	" 128,622 "	0	" 20,099 "
Ramco Gershen	COM SH BEN INT	751452202	" 3,277 "	" 85,917 "	SOLE	N/A	" 73,093 "	0	" 12,824 "
Regency Centers Corp	COM	758849103	" 16,006 "	" 204,759 "	SOLE	N/A	" 176,599 "	0	" 28,160 "
S.L. Green Realty Corp	COM	78440X101	" 22,795 "	" 171,678 "	SOLE	N/A	" 148,281 "	0	" 23,397 "
Simon Property Group 	COM	828806109	" 30,267 "	" 298,817 "	SOLE	N/A	" 258,521 "	0	" 40,296 "
Strategic Hotel Capital Inc	COM	86272T106	" 1,770 "	" 81,223 "	SOLE	N/A	" 69,975 "	0	" 11,248 "
Sunstone Hotel Investors	COM	867892101	" 6,394 "	" 239,191 "	SOLE	N/A	" 209,079 "	0	" 30,112 "
Tanger Factory Outlet Ctrs	COM	875465106	" 7,361 "	" 244,269 "	SOLE	N/A	" 218,847 "	0	" 25,422 "
United Dominion	COM	910197102	" 9,451 "	" 297,287 "	SOLE	N/A	" 257,929 "	0	" 39,358 "
Ventas Inc	COM	92276F100	" 12,253 "	" 289,542 "	SOLE	N/A	" 249,997 "	0	" 39,545 "
Vornado	SH BEN INT	929042109	" 29,271 "	" 240,915 "	SOLE	N/A	" 208,152 "	0	" 32,763 "
Weingarten Realty Investors	SH BEN INT	948741103	" 16,919 "	" 366,918 "	SOLE	N/A	" 317,183 "	0	" 49,735 "



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2/13/07


Document Control-Filing Desk
Securities & Exchange Commission
"450 Fifth Street, N.W."
Washington D.C. 20549-0104

Dear Sir or Madam:

"Pursuant to Section 13(f) of the Securities Exchange Act of 1934," I am filing Electronically on behalf of Cornerstone Real Estate
"Advisers LLC (""Cornerstone"") Form 13F for the quarter ending "
"December 31, 2006."

"Cornerstone has indicated that it exercises ""sole"" investment " discretion with respect to the securities positions reported in "its Form 13F. Nevertheless, such positions shall also be deemed " reported on behalf of Massachusetts Mutual Life Insurance Company "(""MassMutual"") to the extent that MassMutual may be deemed to " share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

"Sincerely,"



William E. Bartol
Chief Compliance Officer